Trade and other payables	9 Months Ended
May 31, 2025
Trade and other payables.
Trade and other payables

9. Trade and other payables

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Trade payable	1,145,593	3,883,020
Salaries and vacation payable	165,116	614,488
Provision for legal settlement	2,813,511	—
	4,124,220	4,497,508

On May 16, 2025, the Company reached a settlement agreement resolving an outstanding legal claim related to certain of its Series A Convertible Preferred shareholders. As a result of this agreement, the Company agreed to issue up to 250,000 Voting Common Shares to these shareholders to settle the dispute. The settlement requires court approval, which was still pending at May 31, 2025. As at May 31, 2025, a provision for legal settlement of $2,813,511 was recognized in connection with this settlement [August 31, 2024 – nil]. For the three-month and nine-month periods ended May 31, 2025, the Company recognized costs of $2,813,511 related to this settlement, which were recorded in net finance expense (income) [May 31, 2024 – Nil].